Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets:
Property and equipment, net	$ 1,432	$ 1,445
Right-of-use assets	651	501
Other non-current assets and security deposits	809	796
Total non-current assets	2,892	2,742
Current assets:
Receivables and other	3,254	363
Prepaid expenses and other current assets	4,411	2,568
VAT receivable		371
Investments	32,535	42,334
Cash and cash equivalents	100,333	90,869
Total current assets	140,533	136,505
Total assets	143,425	139,247
Equity:
Share capital	3,715	3,653
Equity-settled employee benefits reserve	8,942	4,829
Foreign currency translation reserve	(12,972)	(6,223)
Additional paid-in capital	194,424	192,270
Accumulated deficit	(108,069)	(76,162)
Total equity	86,040	118,367
Non-current liabilities:
Deferred revenue	35,000
Lease liabilities	431	320
License liabilities		5,028
Borrowings		4,284
Total non-current liabilities	35,431	9,632
Current liabilities:
Trade payables and other	3,965	2,553
VAT payable	45
Borrowings	4,640
Lease liabilities	379	261
License liabilities	4,732	5,028
Deferred revenue		1,527
Accrued expenses and other current liabilities	8,193	1,879
Total current liabilities	21,954	11,248
Total liabilities	57,385	20,880
Total equity and liabilities	$ 143,425	$ 139,247